Calvert
Green Bond Fund
June 30, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 13.6%

Security	Principal Amount (000's omitted)	Value
GoodLeap Sustainable Home Solutions Trust:
Series 2021-4GS, Class A, 1.93%, 7/20/48(1)	$1,756	$ 1,499,807
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,516	1,320,147
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)	3,429	3,250,502
Helios Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	6,563	6,008,644
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	4,607	3,859,088
Luminace Issuer, LLC, Series 2022-1, Class A, 4.88%, 7/31/62(1)	3,000	2,933,967
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	542	459,871
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43(1)	587	567,085
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	1,889	1,708,789
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	858	822,492
Series 2019-2A, Class A, 2.88%, 9/20/40(1)	2,866	2,614,597
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	2,841	2,638,248
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	178	177,825
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	1,279	1,162,376
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	1,470	1,355,664
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,788	1,578,918
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	2,126	1,835,600
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	1,020	882,128
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	878	807,709
Series 2021-2A, Class A, 1.64%, 4/22/47(1)	2,343	2,056,736
Mosaic Solar Loans, LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	426	417,378
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	48	46,005
Series 2017-2A, Class C, 2.00%, 6/22/43(1)	516	500,866
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	121	117,053
Sunnova Helios II Issuer, LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	1,193	1,143,381
Series 2021-A, Class A, 1.80%, 2/20/48(1)	2,675	2,337,821
Series 2021-A, Class B, 3.15%, 2/20/48(1)	4,896	4,171,476
Series 2021-B, Class B, 2.01%, 7/20/48(1)	3,496	3,081,644
Sunnova Sol II Issuer, LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,931	1,660,799
Series 2020-2A, Class B, 5.47%, 11/1/55(1)	7,380	6,744,399
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	2,809	2,499,394
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,360	2,145,071
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	721	679,517
Security	Principal Amount (000's omitted)	Value
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	$8,137	$ 6,842,580
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	4,360	4,159,903
Sunrun Vulcan Issuer, LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	5,252	4,572,395
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	2,174	2,049,824
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	2,453	2,305,130
Tesla Auto Lease Trust:
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	1,570	1,568,296
Series 2019-A, Class B, 2.41%, 12/20/22(1)	3,270	3,262,303
Series 2019-A, Class E, 5.48%, 5/22/23(1)	1,545	1,552,342
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	3,744	3,699,300
Series 2020-A, Class C, 1.68%, 2/20/24(1)	2,000	1,963,639
Series 2020-A, Class D, 2.33%, 2/20/24(1)	1,695	1,656,381
Series 2020-A, Class E, 4.64%, 8/20/24(1)	3,123	3,089,738
Series 2021-A, Class B, 1.02%, 3/20/25(1)	1,700	1,615,732
Series 2021-A, Class D, 1.34%, 3/20/25(1)	3,500	3,276,179
Vivint Solar Financing V, LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(1)	1,395	1,332,489
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	5,045	4,267,008
Total Asset-Backed Securities (identified cost $120,888,049)		$110,298,236

Commercial Mortgage-Backed Securities — 5.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$4,050	$ 3,740,117
Series KG03, Class A2, 1.297%, 6/25/30(2)	1,360	1,144,955
Series KG04, Class A1, 0.845%, 6/25/30	3,751	3,265,519
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.024%, 9/25/27(2)	3,605	3,554,248
Series 2018-M4, Class A2, 3.158%, 3/25/28(2)	3,363	3,299,139
Series 2018-M13, Class A2, 3.87%, 9/25/30(2)	3,348	3,395,635
Series 2019-M1, Class A2, 3.671%, 9/25/28(2)	3,954	3,964,232
Series 2019-M22, Class A2, 2.522%, 8/25/29	6,929	6,498,401
Series 2020-M1, Class A2, 2.444%, 10/25/29	7,842	7,338,118
Series 2020-M20, Class A2, 1.435%, 10/25/29	4,250	3,708,494
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	7,179	6,109,045
Total Commercial Mortgage-Backed Securities (identified cost $50,551,144)		$46,017,903

Calvert
Green Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Corporate Bonds — 59.9%

Security	Principal Amount (000's omitted)*		Value
Communications — 1.5%
Verizon Communications, Inc.:
1.50%, 9/18/30		9,234	$ 7,388,438
2.85%, 9/3/41		3,000	2,253,671
3.875%, 3/1/52		3,000	2,520,882
			$ 12,162,991
Consumer, Cyclical — 1.1%
Aptiv PLC, 3.10%, 12/1/51		1,755	$ 1,135,305
Ford Motor Co., 3.25%, 2/12/32		7,121	5,350,541
Walmart, Inc., 1.80%, 9/22/31		2,982	2,534,624
			$9,020,470
Consumer, Non-cyclical — 2.2%
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32		3,470	$2,700,042
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29		2,345	2,167,222
Kaiser Foundation Hospitals, 3.15%, 5/1/27		1,208	1,174,725
Koninklijke Philips NV, 0.50%, 5/22/26(3)	EUR	8,650	8,409,167
PepsiCo, Inc., 2.875%, 10/15/49(4)		3,815	3,036,367
			$17,487,523
Energy — 2.3%
Hanwha Energy USA Holdings Corp., 2.375%, 7/30/22(1)		2,500	$2,498,028
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)		18,294	15,700,734
5.00%, 1/31/28(1)		867	786,907
			$18,985,669
Financial — 23.7%
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32		6,900	$5,457,735
Bank Hapoalim BM, 3.255% to 1/21/27, 1/21/32(1)(3)(5)		6,600	5,676,000
Bank of America Corp., 2.456% to 10/22/24, 10/22/25(5)		25,825	24,625,441
Bank of Nova Scotia (The), 2.375%, 1/18/23		1,408	1,403,584
BNP Paribas S.A.:
0.375% to 10/14/26, 10/14/27(3)(4)(5)	EUR	7,500	6,959,093
1.675% to 6/30/26, 6/30/27(1)(5)		3,000	2,647,910
Boston Properties, L.P.:
2.45%, 10/1/33		10,333	7,949,850
3.40%, 6/21/29		4,950	4,441,534
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25		4,770	4,307,640
Citigroup, Inc., 1.678% to 5/15/23, 5/15/24(5)		8,575	8,406,289
Cooperatieve Rabobank UA, 1.106% to 2/24/26, 2/24/27(1)(4)(5)		7,021	6,201,710
Security	Principal Amount (000's omitted)*		Value
Financial (continued)
DBS Group Holdings Ltd., 1.804%, (3 mo. USD LIBOR + 0.62%), 7/25/22(1)(6)		3,640	$ 3,636,396
Digital Dutch Finco BV, 1.50%, 3/15/30(3)	EUR	6,300	5,362,312
Digital Euro Finco, LLC, 2.50%, 1/16/26(3)(4)	EUR	8,700	8,783,577
Equinix, Inc.:
2.50%, 5/15/31		8,700	7,057,777
3.90%, 4/15/32		3,000	2,716,783
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)		12,396	10,692,728
3.75%, 9/15/30(1)		6,592	5,269,744
6.00%, 4/15/25(1)		76	72,909
ING Groep NV:
1.40% to 7/1/25, 7/1/26(1)(5)		6,632	6,031,079
4.625%, 1/6/26(1)		2,675	2,673,666
JPMorgan Chase & Co., 0.653% to 9/16/23, 9/16/24(5)		6,862	6,579,497
Kimco Realty Corp., 2.70%, 10/1/30		3,000	2,584,784
Metropolitan Life Global Funding I, 0.95%, 7/2/25(1)(4)		5,720	5,265,506
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23(7)		1,100	1,087,115
National Australia Bank, Ltd., 3.625%, 6/20/23		3,243	3,265,554
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24		8,027	7,781,054
Prologis Euro Finance, LLC, 0.375%, 2/6/28	EUR	6,700	5,995,472
Prologis, L.P., 1.25%, 10/15/30		3,727	2,949,468
Prudential Financial, Inc., 1.50%, 3/10/26		3,431	3,150,843
Regency Centers, L.P., 3.75%, 6/15/24(4)		2,500	2,486,362
Royal Bank of Canada, 0.25%, 5/2/24(3)	EUR	8,600	8,739,115
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/24		3,000	2,858,481
Vornado Realty L.P., 2.15%, 6/1/26		4,500	4,014,881
Welltower, Inc., 2.70%, 2/15/27		5,380	4,973,119
			$192,105,008
Government - Multinational — 6.0%
Asian Development Bank:
2.125%, 3/19/25		750	$731,063
2.375%, 8/10/27		750	721,859
3.125%, 9/26/28		800	795,252
European Bank for Reconstruction & Development:
1.50%, 2/13/25		3,045	2,924,369
1.625%, 9/27/24		2,635	2,554,634
European Investment Bank:
1.00%, 11/14/42(3)	EUR	3,400	2,772,597
1.625%, 5/13/31		3,960	3,513,201
2.375%, 5/24/27		8,671	8,379,312
2.50%, 10/15/24		6,200	6,128,706
2.875%, 6/13/25(1)		8,202	8,156,614
3.30%, 2/3/28	AUD	1,300	855,735

Calvert
Green Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Government - Multinational (continued)
International Bank for Reconstruction & Development:
0.625%, 11/22/27	EUR	3,550	$ 3,513,397
2.125%, 3/3/25		2,000	1,952,326
3.125%, 11/20/25		4,150	4,151,755
International Finance Corp., 2.125%, 4/7/26		1,547	1,491,027
			$ 48,641,847
Government - Regional — 0.6%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)		4,785	$ 4,535,071
			$4,535,071
Industrial — 3.2%
Jabil, Inc., 4.25%, 5/15/27		5,000	$4,856,424
Johnson Controls International plc/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30(4)		6,950	5,657,738
Owens Corning, 3.95%, 8/15/29		11,882	11,033,282
Xylem, Inc.:
1.95%, 1/30/28		3,400	3,005,862
2.25%, 1/30/31(4)		1,821	1,519,148
			$26,072,454
Technology — 4.4%
Apple, Inc., 0.50%, 11/15/31	EUR	22,438	$19,799,434
Micron Technology, Inc., 2.703%, 4/15/32		3,840	3,066,204
NXP BV/NXP Funding, LLC/NXP USA, Inc.:
2.50%, 5/11/31		5,000	4,115,593
3.40%, 5/1/30		2,861	2,526,578
SK Hynix, Inc., 2.375%, 1/19/31(1)		8,000	6,310,600
			$35,818,409
Utilities — 14.9%
AES Corp. (The), 2.45%, 1/15/31		18,302	$14,738,109
Avangrid, Inc.:
3.15%, 12/1/24		3,029	2,960,969
3.80%, 6/1/29		8,600	8,053,599
Brookfield Renewable Partners ULC, 3.33%, 8/13/50	CAD	4,000	2,180,609
Clearway Energy Operating, LLC:
3.75%, 1/15/32(1)		5,463	4,338,032
4.75%, 3/15/28(1)		4,300	3,875,791
Consolidated Edison Co. of New York, Inc., 3.60%, 6/15/61		3,000	2,371,732
Enel Finance International N.V.:
1.125%, 9/16/26(3)	EUR	6,100	6,004,419
1.375%, 7/12/26(1)		3,197	2,809,210
4.625%, 6/15/27(1)		6,500	6,400,527
5.00%, 6/15/32(1)		2,092	2,022,011
Security	Principal Amount (000's omitted)*	Value
Utilities (continued)
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)	12,994	$ 10,668,115
MidAmerican Energy Co.:
3.15%, 4/15/50	1,600	1,257,648
3.65%, 8/1/48	4,490	3,820,487
4.25%, 7/15/49	2,890	2,688,018
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	9,715	8,456,897
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)	257	246,372
4.50%, 9/15/27(1)	10,214	9,477,873
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	3,782	3,132,798
Northern States Power Co., 2.60%, 6/1/51	6,100	4,308,865
NSTAR Electric Co., 3.25%, 5/15/29	4,000	3,790,147
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	9,916	8,645,413
Public Service Co. of Colorado:
3.20%, 3/1/50	5,000	3,944,499
4.10%, 6/15/48	1,000	914,633
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	1,595	1,519,672
Tucson Electric Power Co., 1.50%, 8/1/30	3,300	2,636,085
		$121,262,530
Total Corporate Bonds (identified cost $565,101,992)		$486,091,972

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(8)(9)	$1,700	$ 1,576,988
Total High Social Impact Investments (identified cost $1,700,000)		$ 1,576,988

Preferred Stocks — 1.3%

Security	Shares	Value
Electric Utilities — 0.7%
Brookfield BRP Holdings Canada, Inc., 4.625%	353,000	$ 6,011,590
		$ 6,011,590

Calvert
Green Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.6%
Brookfield Property Partners, L.P.:
Series A, 5.75%	92,000	$ 1,571,360
Series A2, 6.375%	169,100	3,332,961
		$ 4,904,321
Total Preferred Stocks (identified cost $15,400,394)		$ 10,915,911

Senior Floating-Rate Loans — 0.9%(10)

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery — 0.9%
EWT Holdings III Corp., Term Loan, 4.188%, (1 mo. LIBOR + 2.50%), 4/1/28	$7,762	$ 7,542,152
Total Senior Floating-Rate Loans (identified cost $7,741,571)		$ 7,542,152

Sovereign Government Bonds — 9.9%

Security	Principal Amount (000's omitted)*		Value
Chile Government International Bond, 2.55%, 1/27/32		1,500	$ 1,277,193
French Republic Government Bond OAT, 0.50%, 6/25/44(1)(3)	EUR	38,790	27,608,776
Italy Buoni Poliennali Del Tesoro, 1.50%, 4/30/45(1)(3)	EUR	13,400	9,687,914
Kommunalbanken AS, 2.125%, 2/11/25(1)		3,000	2,925,402
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30		3,034	2,512,037
1.00%, 10/1/26		5,023	4,604,000
1.75%, 9/14/29		2,200	2,007,322
Kuntarahoitus Oyj, 0.05%, 9/6/29(3)	EUR	3,750	3,442,877
Nederlandse Waterschapsbank NV:
1.00%, 5/28/30(1)		2,400	2,021,318
2.375%, 3/24/26(1)		4,866	4,723,956
Netherlands Government Bond, 0.50%, 1/15/40(1)(3)	EUR	6,400	5,260,032
Province of Ontario Canada:
1.95%, 1/27/23	CAD	3,200	2,474,605
2.65%, 2/5/25	CAD	5,000	3,813,160
South Coast British Columbia Transportation Authority, 2.65%, 10/29/50	CAD	5,490	3,023,936
Sweden Government International Bond, 0.125%, 9/9/30(1)	SEK	61,500	5,281,013
Total Sovereign Government Bonds (identified cost $97,903,870)			$80,663,541

Taxable Municipal Obligations — 2.7%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.9%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$8,240	$ 6,923,248
		$ 6,923,248
Water and Sewer — 1.8%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,665	$ 1,677,754
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40(11)	135	141,290
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	620	537,924
Green Bonds, 2.184%, 9/1/31	500	428,605
Green Bonds, 2.264%, 9/1/32	445	376,888
Green Bonds, 2.344%, 9/1/33	1,445	1,204,480
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.882%, 6/15/44(11)	605	735,595
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	10,705	9,479,063
		$14,581,599
Total Taxable Municipal Obligations (identified cost $24,886,215)		$21,504,847

U.S. Government Agencies and Instrumentalities — 1.2%

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.:
1.79%, 10/15/29	$3,720	$ 3,505,325
2.36%, 10/15/29	2,410	2,322,112
3.16%, 6/1/33	160	156,624
3.22%, 9/15/29	599	596,066
3.52%, 9/20/32	2,781	2,788,805
Total U.S. Government Agencies and Instrumentalities (identified cost $9,670,270)		$ 9,368,932

Calvert
Green Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, Pool #AN1909, 2.68%, 7/1/26	$1,967	$ 1,912,469
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,989,814)		$ 1,912,469

Short-Term Investments — 4.2%
Affiliated Fund — 3.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(12)	25,280,312	$ 25,280,312
Total Affiliated Fund (identified cost $25,280,312)		$ 25,280,312
Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(13)	8,795,827	$ 8,795,827
Total Securities Lending Collateral (identified cost $8,795,827)		$ 8,795,827
Total Short-Term Investments (identified cost $34,076,139)		$ 34,076,139
Total Investments — 99.8% (identified cost $929,909,458)		$809,969,090
Other Assets, Less Liabilities — 0.2%		$ 1,293,138
Net Assets — 100.0%		$811,262,228

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $313,207,108 or 38.6% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2022.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of these securities is $98,705,879 or 12.2% of the Fund's net assets.
(4)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $8,684,377 and the total market value of the collateral received by the Fund was $8,909,763, comprised of cash of $8,795,827 and U.S. government and/or agencies securities of $113,936.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2022.
(7)	Represents an investment in an issuer that may be deemed to be an affiliate.
(8)	May be deemed to be an affiliated company.
(9)	Restricted security. Total market value of restricted securities amounts to $1,576,988, which represents 0.2% of the net assets of the Fund as of June 30, 2022.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(13)	Represents investment of cash collateral received in connection with securities lending.

Country Allocation (% of Total Investments)
United States	69.9%
Netherlands	5.0
France	4.6
Canada	3.9
Luxembourg	3.7
Italy	3.3
Other (less than 3.0% each)	9.6
Total	100.0%

Calvert
Green Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	8,069,498	USD	8,439,438	State Street Bank and Trust Company	8/31/22	$50,718	$ —
EUR	4,204,938	USD	4,484,090	State Street Bank and Trust Company	8/31/22	—	(59,951)
USD	2,561,875	AUD	3,609,626	State Street Bank and Trust Company	8/31/22	69,140	—
USD	6,498,743	CAD	8,332,000	State Street Bank and Trust Company	8/31/22	25,001	—
USD	5,483,655	CAD	7,032,000	State Street Bank and Trust Company	8/31/22	19,978	—
USD	72,636,500	EUR	67,510,000	State Street Bank and Trust Company	8/31/22	1,607,249	—
USD	43,004,504	EUR	40,000,000	State Street Bank and Trust Company	8/31/22	919,330	—
USD	31,233,859	EUR	29,000,000	State Street Bank and Trust Company	8/31/22	722,108	—
USD	6,264,192	SEK	61,714,020	State Street Bank and Trust Company	8/31/22	217,612	—
						$3,631,136	$(59,951)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	317	Long	9/30/22	$66,574,953	$(366,171)
U.S. 5-Year Treasury Note	85	Long	9/30/22	9,541,250	(78,505)
U.S. 10-Year Treasury Note	180	Long	9/21/22	21,335,625	(303,889)
U.S. Long Treasury Bond	(93)	Short	9/21/22	(12,892,125)	215,615
U.S. Ultra 10-Year Treasury Note	(582)	Short	9/21/22	(74,132,250)	1,151,173
U.S. Ultra-Long Treasury Bond	(66)	Short	9/21/22	(10,186,687)	225,603
					$843,826
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,700,000

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
SEK	– Swedish Krona
USD	– United States Dollar
At June 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2022, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

Calvert
Green Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Interest Rate Risk: During the fiscal year to date ended June 30, 2022, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated issuers and funds was $27,944,415, which represents 3.4% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Corporate Bonds
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23	$ 1,144,169	$ —	$ —	$ —	$ (60,336)	$ 1,087,115	$ 24,129	$ 1,100,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	1,670,811	—	—	—	(93,823)	1,576,988	19,125	1,700,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	35,218,651	189,412,024	(224,630,844)	3,690	(3,521)	—	18,181	—
Liquidity Fund, Institutional Class(2)	—	120,953,328	(95,673,016)	—	—	25,280,312	51,050	25,280,312
Total				$3,690	$(157,680)	$27,944,415	$112,485

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$110,298,236	$ —	$110,298,236
Commercial Mortgage-Backed Securities	—	46,017,903	—	46,017,903
Corporate Bonds	—	486,091,972	—	486,091,972
High Social Impact Investments	—	1,576,988	—	1,576,988
Preferred Stocks	10,915,911	—	—	10,915,911
Senior Floating-Rate Loans	—	7,542,152	—	7,542,152
Sovereign Government Bonds	—	80,663,541	—	80,663,541
Taxable Municipal Obligations	—	21,504,847	—	21,504,847
U.S. Government Agencies and Instrumentalities	—	9,368,932	—	9,368,932
U.S. Government Agency Mortgage-Backed Securities	—	1,912,469	—	1,912,469
Short-Term Investments:
Affiliated Fund	25,280,312	—	—	25,280,312
Securities Lending Collateral	8,795,827	—	—	8,795,827
Total Investments	$44,992,050	$764,977,040	$ —	$809,969,090

Calvert
Green Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$3,631,136	$ —	$3,631,136
Futures Contracts	1,592,391	—	—	1,592,391
Total	$46,584,441	$768,608,176	$ —	$815,192,617
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(59,951)	$ —	$(59,951)
Futures Contracts	(748,565)	—	—	(748,565)
Total	$(748,565)	$(59,951)	$ —	$(808,516)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.